Financial Instruments - Schedule of Portfolios of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	$ 75,935,163	$ 42,747,797	$ 28,817,744
Fair Value through Profit or Loss	2,144,664		0
Argentine central bank bills and notes [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	70,097,764	26,367,677	16,158,217
Government securities [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	4,699,806	13,923,160	9,659,559
Private securities [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,137,593	2,456,960	2,999,968
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,785,640	775,674	229,436
Repo transactions [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	2,068,076	14,286,336
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	4,303,431	4,573,809	4,616,737
Amortized Cost	4,744,501	5,765,447	2,102,844
Loans and other financing [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	282,710,068	284,354,759	245,703,421
Other debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	5,312,035	4,040,087	2,253,595
Fair Value through OCI	9,112,099	142,450	930,257
Financial assets pledged as collateral [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	3,459,712	2,249,914	4,205,704
Amortized Cost	7,357,780	7,096,874	5,889,889
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	161,054	111,923	187,135
Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	360,097,275	296,367,356	277,077,562
Fair Value through OCI	0	0	0
Liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	2,144,664
Fair Value through OCI	0
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,835,789	846,331	290,384
Fair Value through OCI	0	0	0
Repo transactions [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	1,948,559	1,670,059	3,030,473
Fair Value through OCI	0	0	0
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	63,235,042	55,350,799	57,094,776
Fair Value through OCI	0	0	0
Loans from the argentine central bank and other financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	19,446,028	11,618,302	12,717,145
Fair Value through OCI	0	0	0
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	29,983,653		21,848,460
Fair Value through OCI	0		0
Subordinated debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	9,767,874
Fair Value through OCI	$ 0
Negotiable obligations issued [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost		20,279,165
Fair Value through OCI		0
Subordinated debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost		7,128,356	7,490,444
Fair Value through OCI		$ 0	$ 0